Note 6 - Related Party Notes Payable (Detail) - Changes in Fair Value of Derivative Liability (USD $)	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative liability		$ 1,227,500
Gain or loss on change in fair value of derivative liability	789	(1,227,500)
Derivative liability	$ 789